Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PFM Multi-Manager Series Trust
Entity Central Index Key	0001696729
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	First American Multi-Manager Domestic Equity Fund
Class Name	Institutional Class
Trading Symbol	FAEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Multi-Manager Domestic Equity Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html. You can also request this information by contacting us at (800) 527-5412.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 527-5412
Additional Information Website	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund uses a multi-manager approach, allocating assets to one or more sub-advisers and may also allocate assets to third-party mutual funds and ETFs. The Fund utilized the following sub-advisers as of September 30, 2025: Aristotle Atlantic Partners, LLC (Aristotle Atlantic) and Putnam Investment Management,  LLC. The Fund also held positions in the iShares Russell 2000 Growth ETF, PIMCO RAE US Small Fund and Schwab U.S. Large Cap ETF.
The Fund returned 16.80% for the year ended September 30, 2025,  underperforming the Russell 3000 Index benchmark return of 17.41% for the same period. The  underperformance was primarily due to manager selection as former sub-advisers Vaughan Nelson Investment Management, L.P. (Vaughan Nelson) and Jacobs Levy Equity Management, Inc. (Jacobs Levy) underperformed during this period. Vaughan Nelson underperformed due to underexposure to the Magnificent 7 and negative stock selection in other areas. Jacobs Levy  underperformed due to its persistent value and smaller size bias, as growth and larger market cap outperformed. The allocations to both Vaughan Nelson and Jacobs Levy were transitioned to other sub-advisers during the period. The Fund experienced positive manager selection from the allocation to Aristotle Atlantic, which outperformed the Russell 3000 Index benchmark due to positive stock selection in information technology, health care, communication services, and industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]		[1]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/29/2017)
Institutional Class	16.80	14.69	12.55
Russell 3000 Index	17.41	15.74	13.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html for more recent performance information.
Net Assets	$ 1,229,261,951
Holdings Count | $ / shares	160
Advisory Fees Paid, Amount	$ 3,393,871
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,229,261,951
Number of Holdings	160
Net Advisory Fee	$3,393,871
Portfolio Turnover	40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of total investments as of September 30, 2025) Sector Breakdown**	[2]
Material Fund Change [Text Block]
WHAT NOTEWORTHY CHANGES OCCURRED OVER THE PAST YEAR?
This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2026 upon request at (800) 527-5412 or at  https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html.
Effective October 1, 2024, the Fund was renamed First American Multi-Manager Domestic Equity Fund. The name change coincided with a consolidation, also effective October 1, 2024, of the Fund’s adviser, PFM Asset Management LLC into its parent company, U.S. Bancorp Asset Management, Inc., and merger of the Fund’s distributor, PFM Fund Distributors, Inc. into its affiliate, U.S. Bancorp Investments, Inc. Prior to this, the Fund was named PFM Multi-Manager Domestic Equity Fund.
Putnam Investment Management, LLC, a sub-adviser of the Fund,  was hired during the period.  Vaughan Nelson Investment Management, L.P. and  Jacobs Levy Equity Management, Inc., sub-advisers of the Fund, were terminated during the period.

Updated Prospectus Phone Number	(800) 527-5412
Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	First American Multi-Manager International Equity Fund
Class Name	Institutional Class
Trading Symbol	FAIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Multi-Manager International Equity Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html. You can also request this information by contacting us at (800) 527-5412.
Material Fund Change Notice [Text Block]
This report describes changes to the Fund that occurred during the reporting period.
Kayne Anderson Rudnick Investment Management, LLC and  Schroder Investment Management North America Inc., sub-advisers of the Fund, were terminated during the period.

Additional Information Phone Number	(800) 527-5412
Additional Information Website	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund uses a multi-manager approach, allocating assets to one or more sub-advisers and may also allocate assets to third-party mutual funds and ETFs. The Fund utilized the following sub-advisers as of September 30, 2025: Acadian Asset Management LLC (Acadian), Aristotle Capital Management, LLC (Aristotle), Ninety One North America, Inc. and WCM Investment Management LLC. The Fund also held positions in the Schwab International Equity ETF and  Schwab Emerging Markets Equity ETF.
The Fund returned 18.07% for the year ended September 30, 2025, outperforming the  MSCI All Country World ex-U.S. Index benchmark return of 16.45% for the same period. Active managers within total international markets contributed to relative performance, aided by strong stock selection and positive sector allocation effects. Within international developed markets, Acadian generated alpha, while Aristotle was the leading detractor, primarily due to challenging stock selection in the industrials, materials, and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]		[3]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/29/2017)
Institutional Class	18.07	9.22	5.84
MSCI All Country World ex-U.S. Index	16.45	10.26	6.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html for more recent performance information.
Net Assets	$ 966,338,203
Holdings Count | $ / shares	344
Advisory Fees Paid, Amount	$ 4,250,950
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$966,338,203
Number of Holdings	344
Net Advisory Fee	$4,250,950
Portfolio Turnover	70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of September 30, 2025)
Sector Breakdown**

Region Breakdown**	(%)
EM Asia	24.3%
EMU	24.0%
Pacific	19.5%
Europe ex EMU	16.4%
North America	6.4%
EM Latin America	3.2%
EM Europe, Middle East & Africa	3.1%
Middle East	0.6%
Cash Equivalents and Other	2.5%
[4]
Material Fund Change [Text Block]
WHAT NOTEWORTHY CHANGES OCCURRED OVER THE PAST YEAR?
This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2026 upon request at (800) 527-5412 or at  https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html.
Effective October 1, 2024, the Fund was renamed First American Multi-Manager International Equity Fund. The name change coincided with a consolidation, also effective October 1, 2024, of the Fund’s adviser, PFM Asset Management LLC into its parent company, U.S. Bancorp Asset Management, Inc., and merger of the Fund’s distributor, PFM Fund Distributors, Inc. into its affiliate, U.S. Bancorp Investments, Inc. Prior to this, the Fund was named PFM Multi-Manager International Equity Fund.

Updated Prospectus Phone Number	(800) 527-5412
Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	First American Multi-Manager Fixed-Income Fund
Class Name	Institutional Class
Trading Symbol	FAFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Multi-Manager Fixed-Income Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html. You can also request this information by contacting us at (800) 527-5412.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 527-5412
Additional Information Website	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund uses a multi-manager approach, which includes allocating assets to one or more sub-advisers and may also allocate assets to third-party mutual funds and  ETFs. The Fund utilized the following sub-advisers as of September 30, 2025: Brown Brothers Harriman & Co., PineBridge Investments LLC (PineBridge), PGIM, Inc. (PGIM) and Teachers Advisors, LLC (Teachers). The Fund also held positions in the iShares Core U.S. Aggregate Bond ETF and iShares 10-20 Year Treasury Bond ETF.
The Fund returned 3.18% for the year ended September 30, 2025, outperforming the  Bloomberg U.S. Aggregate Index benchmark return of 2.88% for the same period. The  outperformance was largely a result of active core managers PGIM and Teachers. An overweight to credit through investment grade manager  PineBridge  and prior exposure to two high yield mutual funds also contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]		[5]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/29/2017)
Institutional Class	3.18	0.38	2.34
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html for more recent performance information.
Net Assets	$ 1,614,603,177
Holdings Count | $ / shares	1,982
Advisory Fees Paid, Amount	$ 6,134,407
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,614,603,177
Number of Holdings	1,982
Net Advisory Fee	$6,134,407
Portfolio Turnover	76%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of total investments as of September 30, 2025) Sector Breakdown**	[6]
Material Fund Change [Text Block]
WHAT NOTEWORTHY CHANGES OCCURRED OVER THE PAST YEAR?
This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2026 upon request at (800) 527-5412 or at  https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html.
Effective October 1, 2024, the Fund was renamed First American Multi-Manager Fixed-Income Fund. The name change coincided with a consolidation, also effective October 1, 2024, of the Fund’s adviser, PFM Asset Management LLC into its parent company, U.S. Bancorp Asset Management, Inc., and merger of the Fund’s distributor, PFM Fund Distributors, Inc. into its affiliate, U.S. Bancorp Investments, Inc. Prior to this, the Fund was named PFM Multi-Manager Fixed-Income Fund.
Penn Mutual Asset Management, LLC, a sub-adviser of the Fund,  was terminated during the period.

Updated Prospectus Phone Number	(800) 527-5412
Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html

[1]
†	The Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[2]
**	Percentages above are inclusive of underlying exposures within the iShares Russell 2000 Growth ETF, PIMCO RAE US Small Fund and Schwab U.S. Large Cap ETF and may differ from percentages reflected in the Schedule of Investments.

[3]
†	The Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[4]
**	Percentages above are inclusive of underlying exposures within the Schwab International Equity ETF and Schwab Emerging Markets Equity ETF and may differ from percentages reflected in the Schedule of Investments.

[5]
†	The Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[6]
**	Percentages above are inclusive of underlying exposures within the iShares Core U.S. Aggregate Bond ETF and iShares 10-20 Year Treasury Bond ETF and may differ from percentages reflected in the Schedule of Investments.